Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Amplify ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001633061
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2022
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Amplify Lithium & Battery Technology ETF | Amplify Lithium & Battery Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BATT
Amplify Digital & Online Trading ETF | Amplify Digital & Online Trading ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIDS
Amplify Transformational Data Sharing ETF | Amplify Transformational Data Sharing ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLOK
Amplify Seymour Cannabis ETF | Amplify Seymour Cannabis ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CNBS
Amplify CWP Enhanced Dividend Income ETF | Amplify CWP Enhanced Dividend Income ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVO
Amplify Cleaner Living ETF | Amplify Cleaner Living ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTOX
Amplify Online Retail ETF | Amplify Online Retail ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBUY
Amplify BlackSwan ISWN ETF | Amplify BlackSwan ISWN ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISWN
Amplify Pure Junior Gold Miners ETF | Amplify Pure Junior Gold Miners ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JGLD
Amplify Thematic All-Stars ETF | Amplify Thematic All-Stars ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVPS
Amplify BlackSwan Growth & Treasury Core ETF | Amplify BlackSwan Growth & Treasury Core ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWAN
Amplify High Income ETF | Amplify High Income ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YYY